Investments in affiliated companies	12 Months Ended
Mar. 31, 2013
Investments in affiliated companies

6.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunications operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT’s outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008. Furthermore, NTT DOCOMO acquired an additional common equity interest for ¥19,519 million in November, 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease NTT Group’s interest in PLDT. As a result, NTT Group held approximately 20% of PLDT’s outstanding common shares.

In June 2011, the Supreme Court of the Philippines promulgated a decision, in which the Court held that non-voting preferred shares should not be included in the computation of the Filipino-alien equity requirement of public utilities companies. This tentative decision was upheld and finalized in October 2012. In the Philippines, there is a restriction on a foreign ownership which limits foreign ownership to 40%. This Supreme Court decision increased the foreign ownership percentage of PLDT in excess of 40% limit.

In October 2012, PLDT issued additional voting preferred stocks in order to dilute the foreign ownership interest in PLDT to less than the 40% limit and as a result, NTT Group’s voting interest in PLDT decreased to approximately 12% from 20%. At this time, the guidelines of foreign ownership requirements were not clearly finalized yet, and therefore there was uncertainty about the foreign ownership requirements.

As a result, NTT Group determined it no longer has the ability to exercise significant influence over PLDT during the three-month period ended December 31, 2012 and discontinued the application of the equity method of accounting for the investment in PLDT and also reclassified the investment in PLDT from “Investments in affiliates” to “Marketable securities and other investments” as available-for-sale securities. Information regarding “Marketable securities and other investments” is disclosed in note7.

In May 2013, the Securities and Exchange Commission in the Philippines announced the memorandum to clarify the guideline of foreign ownership requirements. Accordingly, NTT Group has comprehensively reviewed the facts such as approximately 12% of the voting interest of PLDT, the board representation, and other circumstances, and NTT Group will reinstate accounting for its investment in PLDT using the equity method beginning April 1, 2013. NTT Group’s consolidated financial statements for the year ended March 31, 2013 have not been adjusted because the impact to retrospectively apply the equity method of accounting for the investment in PLDT for the three-month period ended March 31, 2013 is not material to these annual consolidated financial statements.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited (“TTSL”) and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance, and accounted for the investment by applying the equity method. NTT Group determined fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for NTT Group’s share of identifiable intangible assets and embedded goodwill of its investment in equity in TTSL. During the fiscal year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in earnings (losses) of affiliated companies. As a result, “Equity in earnings (losses) of affiliated companies” in the consolidated statement of income for the fiscal year ended March 31, 2010 decreased by ¥2,788 million and “Investments in affiliated companies” in consolidated balance sheets as of March 31, 2010 decreased by ¥4,710 million.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL decided to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, NTT Group’s interest in TTSL slightly increased to approximately 27%.

In the fiscal year ended March 31, 2013, the decrease in the value of TTSL was determined to be other than temporary, and an impairment loss of ¥6,813 million before taxes was recognized.

Impairment—

NTT Group reviews factors such as the financial condition and near-term prospects of its affiliates on a regular basis in order to determine if any decline in investment values was other than temporary.

As a result of this review and evaluation, NTT Group determined that there were other-than-temporary declines in values of certain investments including TTSL and recorded impairment charges aggregating ¥16,636 million, net of deferred income taxes of ¥9,277 million, for the fiscal year ended March 31, 2013. The impairment loss is recorded in the consolidated statements of income under “Equity in earnings (losses) of affiliated companies.”

NTT’s shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥61,016 million, ¥68,779 million and ¥62,695 million as of March 31, 2011, 2012 and 2013, respectively.

NTT’s total investment in its affiliated publicly-held companies at March 31, 2012 and 2013 were ¥128,821 million and ¥10,490 million, respectively, and based on quoted market prices at that date, the related market values were ¥247,718 million and ¥40,093 million, respectively.

The total carrying amounts of NTT’s investments in affiliates in the consolidated balance sheets at March 31, 2012 and 2013 were greater by ¥313,088 million and by ¥159,949 million than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees, respectively. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.